Employee Benefit Plans - Aggregate Accumulated Benefit Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Aggregate accumulated benefit obligation	$ 270,230	$ 2,070,183
Aggregate fair value of plan assets	$ 39,672	$ 1,855,714